Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2020
BASIS OF PRESENTATION
Schedule of impact of the adoption of IFRS 16 on the financial statements

MDKK		June 30, 2020			December 31, 2019
Assets Measured at Fair Value	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Marketable securities	3	6,177	—	—	7,419	—	—
Other investments		—	—	152	—	—	149